Significant Accounting Policies - Intangibles, Impairment, Benefits, Selling, Taxes (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) age item	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017
Disclosure of significant accounting policies [line items]
Impairment recognized | $	$ 5,451	$ 1,018	$ 432
Intangible assets renewable term	10 years
Number of years of service for retirement benefits	10 years
Benefit payment, number of days wages	12
Years of service for seniority retirement benefits	15 years
Distribution costs | $	$ 24,190	$ 25,068	$ 23,421
Profit sharing computation ratio on income	10.00%
Income tax rate	30.00%	30.00%	30.00%
Bottom of range [member] | Customer relationships [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	10 years
Bottom of range [member] | Information technology and management system costs [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	3 years
Bottom of range [member] | Long-term alcohol licenses [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	12 years
Top of range [member] | Customer relationships [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	20 years
Top of range [member] | Information technology and management system costs [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	10 years
Top of range [member] | Long-term alcohol licenses [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	15 years
Mexico [member]
Disclosure of significant accounting policies [line items]
Number of bottling agreements	4
Minimum age for retirement benefits | age	60
Income tax rate		30.00%	30.00%	30.00%
Bajio Territory, Mexico [Member]
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1
Brazil [member]
Disclosure of significant accounting policies [line items]
Number of bottling agreements	2
Guatemala [member]
Disclosure of significant accounting policies [line items]
Number of bottling agreements	3
Number of bottling agreements, after renewal	2
Argentina [member]
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1
Income tax rate				35.00%
Colombia [member]
Disclosure of significant accounting policies [line items]
Income tax rate	32.00%	33.00%
Venezuela [member]
Disclosure of significant accounting policies [line items]
Number of bottling agreements	1